AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT

TO SHAREHOLDER

June 30, 2012

Report Number C-100
ACC Reports
August 14, 2012

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT TO SHAREHOLDER

June 30, 2012

TABLE OF CONTENTS

Page

Balance Sheet	2-3

Statement of Income	4-5

Statement of Comprehensive Income	6

Statement of Shareholder’s Equity	7

Statement of Cash Flows	8

Investments of Securities in Unaffiliated Issuers	9-20

AMERIPRISE CERTIFICATE COMPANY

BALANCE SHEET

June 30, 2012	Unaudited
(thousands)

ASSETS

Qualified Assets

Cash equivalents	$142,087

Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	2,512,265
Syndicated loans and commercial mortgage loans, at cost	153,424
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	2,260
Real estate owned, at fair value less cost to sell	1,811

Total investments	2,669,760

Receivables:
Dividends and interest	13,062
Investment securities sold	597
Other receivables	4

Total receivables	13,663

Equity derivatives, purchased	54,016

Total qualified assets	2,879,526

Deferred taxes, net	52,063

Total assets	$2,931,589

AMERIPRISE CERTIFICATE COMPANY

BALANCE SHEET (CONTINUED)

June 30, 2012	Unaudited
(thousands)

LIABILITIES AND SHAREHOLDER’S EQUITY

Liabilities

Certificate reserves
Installment certificates:
Reserves to mature	$30,449
Additional credits and accrued interest	263
Fully paid certificates:
Reserves to mature	2,694,896
Additional credits and accrued interest	7,492
Due to unlocated certificate holders	108

Total certificate reserves	2,733,208

Current taxes payable to parent	4,149

Equity derivatives, written	45,940

Accounts payable, accrued liabilities and other liabilities
Due to related party	103
Payable for investment securities purchased	9,811
Accounts payable and accrued liabilities	5,396

Total accounts payable, accrued liabilities and other liabilities	15,310

Total liabilities	2,798,607

Shareholder’s Equity

Common shares, $10 par - authorized and issued 150,000 shares	1,500
Additional paid-in capital	154,517
Retained earnings:
Appropriated for additional interest on advance payments	15
Unappropriated	4,686
Accumulated other comprehensive loss - net of tax	(27,736)

Total shareholder’s equity	132,982

Total liabilities and shareholder’s equity	$2,931,589

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF INCOME

Six Months Ended June 30, 2012	Unaudited
(thousands)

Investment Income From Unaffiliated Investments
Interest income:
Available-for-Sale securities	$40,970
Mortgage loans on real estate and other loans	4,060
Certificate loans	63
Dividends	9
Other	477

Total investment income	45,579

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	4,671
Investment advisory and services	3,292
Transfer agency	1,911
Depository	17
Other	669

Total investment expenses	10,560

Net Investment Income Before Provision
For Certificate Reserves And Income Tax Provision	$35,019

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF INCOME (Continued)

Six Months Ended June 30, 2012	Unaudited
(thousands)

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	$563
Interest on additional credits	31
Additional credits/interest authorized by ACC	13,703
Total provision for certificate reserves before reserve recoveries	14,297
Reserve recoveries from terminations prior to maturity	(350)

Net provision for certificate reserves	13,947

Net Investment Income Before Income Tax Provision	21,072
Income tax expense	7,616

Net investment income	13,456

Net realized loss on investments
Securities of unaffiliated issuers before income tax benefit	(5,390)
Income tax benefit	(1,887)
Net realized loss on investments	(3,503)

Net Income	$9,953

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

Six Months Ended June 30, 2012	Unaudited
(thousands)

Net Income	$9,953

Other comprehensive income, net of tax:

Net unrealized gains on securities:
Net unrealized securities gains arising during the period	15,871
Reclassification of net securities losses included in net income	3,486
Total other comprehensive income, net of tax	19,357

Total comprehensive income	$29,310

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF SHAREHOLDER’S EQUITY

Six Months Ended June 30, 2012	Unaudited
(thousands)

Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-in Capital
Balance at beginning of period	$160,250
Dividend/return of capital to parent	(5,733)

Balance at end of period	$154,517

Retained Earnings
Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	$15

Unappropriated
Balance at beginning of period	$—
Net income	9,953
Dividend/return of capital to parent	(5,267)

Balance at end of period	$4,686

Accumulated Other Comprehensive Loss, Net of Tax
Balance at beginning of period	$(47,093)
Other comprehensive income, net of tax	19,357

Balance at end of period	$(27,736)

Total Shareholder’s Equity	$132,982

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2012	Unaudited
(thousands)

Cash Flows from Operating Activities
Net income	$9,953
Adjustments to reconcile net income to net cash provided by operating activities:
Interest added to certificate loans	(54)
Amortization of premiums, accretion of discounts, net	4,524
Deferred income taxes	(4,262)
Net realized loss on Available-for-Sale securities	5,363
Other net realized loss	27
Changes in operating assets and liabilities:
Dividends and interest receivable	745
Certificate reserves, net	2,217
Due to parent for income taxes, net	(8,088)
Derivatives, net	(2,662)
Derivatives collateral, net	854
Other, net	(2,619)
Net cash provided by operating activities	5,998

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	13,782
Maturities, redemptions and calls	359,024
Purchases	(270,845)
Syndicated loans and commercial mortgage loans:
Maturities and redemptions	26,915
Purchases and findings	(10,625)
Certificate loans:
Payments	201
Fundings	(127)
Net cash provided by investing activities	118,325

Cash Flows from Financing Activities
Payments from certificate owners	366,667
Certificate maturities and cash surrenders	(412,401)
Dividend / return of capital to parent	(11,000)
Net cash used in financing activities	(56,734)

Net increase in cash equivalents	67,589
Cash equivalents at beginning of period	74,498

Cash equivalents at end of period	$142,087

Supplemental disclosures including non-cash transactions:
Cash paid for income taxes	$17,132
Cash paid for interest	15,508
Certificate maturities and surrenders through loan reductions	218

Ameriprise Certificate Company

Investments of Securities in Unaffiliated Issuers

At June 30, 2012 (in 1000’s)

ISSUER	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # of SHARES	AMORTIZED COST (NOTES (a) & (c))	MARKET VALUE (NOTE (a))
CASH EQUIVALENTS
Cash Equivalents
CE Commercial Paper
Apache Corp	7/2/2012	0.000%	17,900	17,900	17,900	(d)
Devon Energy Corp	7/2/2012	0.000%	49,200	49,199	49,199	(d)
Duke Energy Corp	7/23/2012	0.000%	25,000	24,993	24,993	(d)
Hewlett-Packard Co	7/26/2012	0.000%	10,000	9,997	9,997	(d)
KINDER MORGAN ENERGY PARTNERS	7/3/2012	0.000%	15,000	15,000	15,000	(d)
Pacific Gas & Electric Co	7/9/2012	0.000%	25,000	24,998	24,998	(d)
Total - CASH EQUIVALENTS			142,100	142,087	142,087

SHORT TERMS OVER 90 DAYS
Short Terms
Cash Collateral - IN
BNP Paribas SA	10/20/2016	0.170%	(574)	(574)	(574)
Wells Fargo & Co	10/20/2016	0.170%	(1,300)	(1,300)	(1,300)
Total - SHORT TERMS OVER 90 DAYS			(1,874)	(1,874)	(1,874)
BONDS AND NOTES
U.S. Government
U.S. Government-Direct Obligations
Federal National Mortgage Association	8/25/2012	4.450%	1,695	1,695	1,699
UNITED STATES TREASURY	11/15/2028	5.250%	200	214	281
UNITED STATES TREASURY	5/15/2014	4.750%	165	167	179
Total - U.S. Government			2,060	2,076	2,159

Mortgage Backed Securities
Agency Residential Mortgage Backed Securities:
FANNIE MAE FNMA_03-28	8/25/2022	5.000%	639	641	649
FANNIE MAE FNMA_99-8	3/25/2014	6.000%	271	269	278
FHLMC_2619	7/15/2022	5.000%	1,879	1,888	1,919
FHLMC_2835	9/15/2032	4.500%	1,118	1,116	1,132
FHLMC_2901	10/15/2033	4.500%	233	232	246
FHLMC_2907	3/15/2019	4.500%	1,302	1,300	1,353
FHLMC_3812	9/15/2018	2.750%	9,243	9,380	9,588
FNMA_04-81	10/25/2020	4.350%	194	193	193
FNMA_10-17	11/25/2023	4.000%	11,942	12,273	12,268
FREDDIE MAC FHLMC_2542	5/15/2022	5.500%	407	407	407
FREDDIE MAC FHLMC_2550	7/15/2022	5.500%	664	667	678
FREDDIE MAC FHLMC_2558	6/15/2022	5.500%	908	911	926
FREDDIE MAC FHLMC_2574	12/15/2022	5.000%	1,165	1,175	1,215
FREDDIE MAC FHLMC_2586	1/15/2023	5.500%	1,946	1,973	2,050
FREDDIE MAC FHLMC_2595	4/15/2022	5.500%	421	420	420
FREDDIE MAC FHLMC_2597	7/15/2022	5.500%	2,225	2,232	2,258
FREDDIE MAC FHLMC_2770	6/15/2032	3.750%	61	61	61
FREDDIE MAC GOLD C90581	8/1/2022	5.500%	636	632	692
FREDDIE MAC GOLD C90582	9/1/2022	5.500%	383	380	419
FREDDIE MAC GOLD E01140	5/1/2017	6.000%	1,790	1,825	1,931
FREDDIE MAC GOLD E76761	5/1/2014	6.500%	108	107	113
FREDDIE MAC GOLD E77557	6/1/2014	6.500%	13	13	13
FREDDIE MAC GOLD E90153	6/1/2017	6.000%	384	393	419
FREDDIE MAC GOLD E90154	6/1/2017	6.000%	1,155	1,182	1,259
FREDDIE MAC GOLD E91041	9/1/2017	5.000%	1,346	1,346	1,445
FREDDIE MAC GOLD E91491	9/1/2012	5.000%	36	36	36
FREDDIE MAC GOLD E93341	12/1/2012	5.000%	268	268	269
FREDDIE MAC GOLD E95403	3/1/2018	5.000%	1,499	1,529	1,623
FREDDIE MAC GOLD E95556	4/1/2013	4.500%	151	151	152
FREDDIE MAC GOLD E95562	4/1/2013	4.500%	243	244	245
FREDDIE MAC GOLD E95671	4/1/2018	5.000%	2,093	2,132	2,247
FREDDIE MAC GOLD E96172	5/1/2013	4.500%	1,143	1,148	1,215
FREDDIE MAC GOLD G10949	7/1/2014	6.500%	56	56	59
FREDDIE MAC GOLD G11004	4/1/2015	7.000%	44	44	46
FREDDIE MAC GOLD G11193	8/1/2016	5.000%	941	933	1,006

FREDDIE MAC GOLD G11298	8/1/2017	5.000%	1,447	1,447	1,554
FREDDIE MAC GOLD G30227	5/1/2023	5.500%	1,873	1,933	2,053
FSPC_T-76	10/25/2037	4.702%	17,399	17,758	17,669
FHLMC 1B0183	12/1/2031	2.781%	359	356	365
FHLMC 1N1474	5/1/2037	2.760%	5,640	5,861	5,961
FHLMC 350190	5/1/2022	2.375%	62	63	63
FHLMC 405014	1/1/2019	2.260%	42	42	42
FHLMC 405092	3/1/2019	2.125%	66	66	67
FHLMC 405185	10/1/2018	2.125%	106	106	112
FHLMC 405243	7/1/2019	2.260%	64	65	65
FHLMC 405437	10/1/2019	2.275%	66	66	69
FHLMC 405615	10/1/2019	2.107%	59	60	62
FHLMC 605041	2/1/2019	2.267%	14	14	14
FHLMC 605048	11/1/2018	1.928%	13	13	13
FHLMC 605432	8/1/2017	2.088%	56	56	58
FHLMC 605433	9/1/2017	2.021%	82	82	86
FHLMC 605454	10/1/2017	2.097%	78	78	78
FHLMC 606024	2/1/2019	1.935%	55	55	55
FHLMC 606025	7/1/2019	1.700%	224	224	227
FHLMC 780514	5/1/2033	5.062%	1,662	1,703	1,781
FHLMC 780845	9/1/2033	4.582%	1,042	1,013	1,094
FHLMC 780903	9/1/2033	4.509%	1,054	1,044	1,106
FHLMC 781884	8/1/2034	5.161%	6,350	6,425	6,711
FHLMC 785363	2/1/2025	2.592%	164	165	171
FHLMC 788941	12/1/2031	2.375%	151	149	160
FHLMC 840031	1/1/2019	2.375%	7	7	7
FHLMC 840035	1/1/2019	2.250%	53	52	53
FHLMC 840036	1/1/2019	2.250%	28	28	29
FHLMC 840072	6/1/2019	2.125%	61	61	62
FHLMC 845154	7/1/2022	2.381%	71	72	74
FHLMC 845523	11/1/2023	2.233%	54	55	57
FHLMC 845654	2/1/2024	2.579%	283	285	301
FHLMC 845730	11/1/2023	2.393%	360	371	368
FHLMC 845733	4/1/2024	2.356%	354	357	358
FHLMC 846072	10/1/2029	2.521%	113	115	121
FHLMC 846107	2/1/2025	3.115%	77	79	79
FHLMC 865008	2/1/2018	2.674%	123	124	127
FNMA 070007	7/1/2017	1.872%	45	45	47
FNMA 070117	9/1/2017	2.286%	13	13	13
FNMA 088879	11/1/2019	4.661%	170	171	176
FNMA 089125	8/1/2019	1.752%	184	186	186
FNMA 105989	8/1/2020	3.989%	55	56	55
FNMA 190726	3/1/2033	4.825%	345	352	368
FNMA 249907	2/1/2024	2.625%	334	336	356
FNMA 252259	2/1/2014	5.500%	4	4	4
FNMA 252344	3/1/2014	5.500%	282	280	294
FNMA 252381	4/1/2014	5.500%	319	315	346
FNMA 254508	11/1/2012	5.000%	119	119	127
FNMA 254584	12/1/2012	5.000%	265	265	282
FNMA 254586	1/1/2013	5.000%	468	468	495
FNMA 254590	1/1/2018	5.000%	4,604	4,620	4,985
FNMA 254591	1/1/2018	5.500%	2,677	2,729	2,905
FNMA 254663	2/1/2013	5.000%	83	82	86
FNMA 303259	3/1/2025	2.201%	183	187	194
FNMA 303970	9/1/2024	6.000%	1,090	1,077	1,190
FNMA 323290	9/1/2013	6.000%	6	6	6
FNMA 323748	4/1/2014	6.500%	188	186	192
FNMA 323833	7/1/2014	6.000%	75	75	80
FNMA 509806	8/1/2014	6.500%	120	119	125
FNMA 545249	10/1/2016	5.500%	1,193	1,194	1,297
FNMA 545303	9/1/2016	5.000%	2,183	2,165	2,366
FNMA 545492	2/1/2022	5.500%	719	713	785
FNMA 545786	6/1/2032	2.279%	351	352	373
FNMA 566074	5/1/2031	2.400%	695	695	723
FNMA 584507	6/1/2031	2.285%	376	375	390
FNMA 584829	5/1/2016	6.000%	288	287	311

FNMA 585743	5/1/2016	5.500%	859	860	933
FNMA 616220	11/1/2016	5.000%	1,040	1,028	1,127
FNMA 617270	1/1/2017	5.000%	1,158	1,148	1,255
FNMA 620293	1/1/2032	2.400%	695	690	736
FNMA 622462	12/1/2016	5.500%	1,042	1,033	1,132
FNMA 623866	2/1/2017	5.000%	1,460	1,456	1,583
FNMA 625943	3/1/2017	5.000%	1,390	1,385	1,505
FNMA 651629	8/1/2032	2.412%	504	505	531
FNMA 654158	10/1/2032	2.165%	703	704	735
FNMA 654195	10/1/2032	2.165%	1,322	1,323	1,383
FNMA 655646	8/1/2032	2.477%	640	640	678
FNMA 655798	8/1/2032	2.373%	846	844	895
FNMA 661349	9/1/2032	2.231%	306	307	318
FNMA 661501	9/1/2032	2.315%	354	355	375
FNMA 661744	10/1/2032	2.215%	687	689	719
FNMA 664521	10/1/2032	2.205%	212	213	222
FNMA 664750	10/1/2032	2.277%	510	511	540
FNMA 670731	11/1/2032	4.467%	941	945	986
FNMA 670779	11/1/2032	5.246%	1,476	1,486	1,567
FNMA 670890	12/1/2032	2.171%	873	877	907
FNMA 670912	12/1/2032	5.042%	697	699	744
FNMA 670947	12/1/2032	2.170%	999	1,005	1,038
FNMA 694852	4/1/2033	4.685%	989	1,006	1,053
FNMA 703446	5/1/2018	4.500%	8,958	9,152	9,646
FNMA 704592	5/1/2018	5.000%	2,496	2,542	2,717
FNMA 708635	6/1/2018	5.000%	1,654	1,685	1,800
FNMA 722779	9/1/2033	4.414%	3,255	3,261	3,483
FNMA 725558	6/1/2034	2.736%	836	829	884
FNMA 725694	7/1/2034	4.697%	1,206	1,182	1,298
FNMA 725719	7/1/2033	4.792%	2,377	2,368	2,431
FNMA 733525	8/1/2033	3.931%	3,032	2,912	3,206
FNMA 735702	7/1/2035	2.660%	11,823	12,182	12,635
FNMA 739194	9/1/2033	5.047%	798	800	841
FNMA 743256	10/1/2033	4.505%	1,685	1,661	1,774
FNMA 743856	11/1/2033	4.791%	700	701	736
FNMA 758873	12/1/2033	4.460%	1,411	1,396	1,486
FNMA 774968	4/1/2034	4.425%	772	781	829
FNMA 794787	10/1/2034	5.098%	2,921	2,957	3,138
FNMA 799733	11/1/2034	2.397%	1,594	1,620	1,696
FNMA 801917	10/1/2034	4.963%	2,067	2,077	2,214
FNMA 804561	9/1/2034	2.273%	1,848	1,851	1,921
FNMA 807219	1/1/2035	2.786%	6,019	6,075	6,416
FNMA 809532	2/1/2035	4.948%	1,609	1,620	1,727
FNMA 834552	8/1/2035	4.898%	2,314	2,327	2,427
FNMA 889335	6/1/2018	4.500%	8,438	8,633	9,086
FNMA 889485	6/1/2036	2.639%	12,462	12,685	13,242
FNMA 922674	4/1/2036	2.898%	8,371	8,582	8,962
FNMA 968438	1/1/2038	5.314%	13,413	14,136	14,407
FNMA 995123	8/1/2037	2.856%	6,076	6,299	6,520
FNMA 995548	9/1/2035	2.619%	8,515	8,716	9,091
FNMA 995614	8/1/2037	4.303%	4,703	4,963	5,048
FNMA AB1980	12/1/2020	3.000%	18,536	18,948	19,536
FNMA AB5230	5/1/2027	2.500%	24,780	25,404	25,581
FNMA MA0099	6/1/2019	4.000%	9,411	9,529	10,015
FNMA MA0598	12/1/2020	3.500%	17,063	17,702	18,043
GNMA II 008157	3/20/2023	1.625%	164	165	170
GNMA II 008206	3/20/2017	2.000%	53	52	55
GNMA II 008240	7/20/2017	1.625%	37	36	38
GNMA II 008251	8/20/2017	2.000%	3	3	3
GNMA II 008274	10/20/2017	2.500%	122	121	127
GNMA II 008283	11/20/2017	2.500%	12	12	12
GNMA II 008293	12/20/2017	2.500%	24	24	25
GNMA II 008341	4/20/2018	2.500%	4	4	4
GNMA II 008353	5/20/2018	2.500%	51	50	53
GNMA II 008365	6/20/2018	2.500%	78	77	81
GNMA II 008377	7/20/2018	2.500%	27	27	28

GNMA II 008428	11/20/2018	3.500%	9	9	9
GNMA II 008440	12/20/2018	3.500%	39	39	41
GNMA II 008638	6/20/2025	2.375%	175	175	181
Total Agency Residential Mortgage Backed Securities			315,697	321,558	333,484

Non-Agency Residential Mortgage Backed Securities:
AGFMT_10-1A	3/25/2058	5.150%	13,222	13,524	13,445	(d)
ARMT_2004-2	2/25/2035	2.778%	1,666	1,690	1,486
BAA_2003-1	2/25/2033	5.000%	1,111	1,113	1,142
BAFC_05-G	10/20/2035	5.203%	7,703	7,246	7,083
BALTA_05-2	4/25/2035	2.943%	4,189	4,180	3,162
BALTA_05-2	4/25/2035	3.254%	4,049	988	336
BANC OF AMERICA FUNDING CORP B	9/20/2035	2.794%	4,118	3,981	2,726
BCAP LLC TRUST BCAP_09-RR10	10/26/2035	5.184%	880	880	880	(d)
BCAP LLC TRUST BCAP_09-RR8	3/26/2037	5.500%	9,870	9,787	10,206	(d)
BCAP_09-RR1	11/26/2034	2.623%	5,508	5,252	5,480	(d)
BCAP_09-RR1	5/26/2035	2.627%	20,449	19,460	20,362	(d)
BCAP_09-RR1	5/26/2035	2.624%	12,136	11,542	12,083	(d)
BCAP_09-RR13	7/26/2037	6.040%	13,779	14,173	14,212	(d)
BCAP_10-RR6	10/26/2035	5.500%	12,199	12,497	12,389	(d)
BCAP_10-RR6	7/26/2037	0.595%	3,134	3,125	3,111	(d)
BCAP_10-RR6	1/26/2037	4.916%	2,550	2,556	2,589	(d)
BCAP_10-RR7	4/26/2035	5.016%	7,450	7,522	7,553	(d)
BCAP_11-RR10	6/26/2035	2.624%	22,327	22,332	21,911	(d)
BCAP_11-RR11	10/26/2035	2.671%	14,845	14,726	14,320	(d)
BOAMS_03-I	10/25/2033	2.794%	4,823	4,809	4,643
BOAMS_04-5	6/25/2019	5.000%	1,447	1,470	1,490
BOAMS_04-B	3/25/2034	3.041%	5,345	5,330	3,073
BOAMS_04G	8/25/2034	2.821%	5,737	3,254	605
BOAMS_06-B	11/20/2046	2.878%	3,011	2,754	2,181
BOAMS_2004-E	6/25/2034	3.109%	10,088	10,040	9,300
BOAMS_2004-E	6/25/2034	3.084%	3,983	3,627	1,320
BOAMS_2004-H	9/25/2034	2.756%	3,144	2,341	717
BSMF_06-AR5	12/25/2046	0.455%	10,485	3,633	1,773
BVMBS_05-1	2/22/2035	2.972%	5,709	5,694	4,564
CFLX_07-M1	8/25/2037	0.389%	13,763	13,104	6,506
CHASE_03-S10	11/25/2018	4.750%	3,884	4,004	3,980
CHASE_03-S7	8/25/2018	0.639%	2,375	2,128	2,307
CHASE_07-A1	2/25/2037	2.894%	17,640	17,477	16,553
CMLTI_05-3	8/25/2035	2.644%	3,520	3,415	2,703
CMLTI_09-3	10/25/2033	2.440%	87	87	87	(d)
CMLTI_10-10	11/25/2035	2.734%	4,331	4,321	4,346	(d)
CMLTI_10-7	2/25/2035	2.690%	3,527	3,527	3,532	(d)
CMLTI_10-7	9/25/2037	1.239%	11,899	11,737	11,535	(d)
CMLTI_10-8	11/25/2036	4.000%	27,162	27,496	27,612	(d)
CMLTI_10-9	11/25/2035	4.900%	2,899	2,951	2,879	(d)
CMLTI_11-2	9/25/2037	3.500%	3,348	3,306	3,329	(d)
CMLTI_12-4	11/25/2035	2.626%	11,430	11,457	11,462	(d)
CMLTI_12-6	4/25/2037	2.838%	14,158	14,158	14,158
COUNTRYWIDE HOME LOANS CWHL_03	1/19/2034	4.655%	18,763	19,235	18,463
CSMC_09-2R	9/26/2034	2.649%	28,874	29,474	28,174	(d)
CSMC_09-2R	9/26/2034	2.649%	28,874	28,995	26,163	(d)
CSMC_09-9R	4/26/2037	5.500%	4,147	4,093	4,311	(d)
CSMC_10-10R	7/26/2037	5.750%	2,825	2,868	2,912	(d)
CSMC_10-12R	11/26/2035	4.000%	3,979	4,023	4,026	(d)
CSMC_10-16	6/25/2050	3.000%	18,530	18,530	18,112	(d)
CSMC_10-17R	6/26/2036	2.611%	11,330	11,330	11,015	(d)
CSMC_10-1R	5/27/2036	5.000%	1,358	1,378	1,358	(d)
CSMC_11-17R	12/27/2037	3.400%	25,351	25,566	24,771	(d)
CSMC_11-1R	2/27/2047	1.245%	14,489	14,489	14,254	(d)
CSMC_11-7R	8/28/2047	1.495%	41,860	41,860	41,130	(d)
CWALT_05-24	7/20/2035	1.457%	3,499	3,530	1,936
CWALT_05-27	8/25/2035	1.720%	4,652	4,693	2,382
CWALT_06-OA19	2/20/2047	0.494%	15,329	2,479	1,751
CWA_2004-33	12/25/2034	2.995%	942	951	754
CWHL_03-10	5/25/2033	5.500%	18,910	19,707	19,630

CWHL_04-12	8/25/2034	2.693%	4,819	606	92
CWHL_05-HYB7	11/20/2035	5.305%	10,500	9,690	7,043
DBALT_06-AR6	2/25/2037	0.415%	16,559	10,592	10,065
DBALT_07-AR1	1/25/2047	0.405%	14,332	12,570	8,179
DBALT_07-OA1	2/25/2047	0.395%	4,921	4,432	2,328
FHAMS_04-AA7	2/25/2035	2.511%	1,277	1,288	1,008
FHAMS_05-AA2	3/25/2035	2.623%	2,528	2,574	1,958
FHAMS_05-AA3	5/25/2035	2.621%	6,014	6,068	4,490
FHAT_2004-A4	10/25/2034	2.608%	2,195	2,231	1,785
GMHE_2004-AR2	8/19/2034	3.214%	1,843	1,848	1,655
GMHE_2004-AR2	8/19/2034	5.131%	2,945	2,950	2,939
GPMF_05-AR5	11/25/2045	2.147%	7,352	7,105	4,333
GS MORTGAGE SECURITIES CORPORATION	11/25/2035	2.666%	4,903	4,522	4,867	(d)
GS MORTGAGE SECURITIES CORPORATION	11/25/2035	2.652%	3,087	2,835	3,055	(d)
GSR MORTGAGE LOAN TRUST GSR_05	11/25/2035	2.626%	5,073	4,787	4,439
GSR_05-AR1	1/25/2035	2.761%	5,859	5,887	5,198
GSR_05-AR3	5/25/2035	3.011%	5,153	5,175	4,036
GSR_05-AR5	10/25/2035	2.838%	7,913	7,769	5,984
HARBORVIEW MORTGAGE LOAN TRUST	4/19/2034	4.674%	1,678	1,689	1,661
HVMLT_04-7	11/19/2034	2.200%	3,039	3,015	2,565
HVMLT_05-15	10/20/2045	2.147%	8,709	8,105	6,184
HVMLT_05-8	9/19/2035	1.647%	3,200	3,156	1,990
HVMLT_06-14	1/25/2047	0.443%	8,660	2,654	1,356
HVMLT_2004-10	1/19/2035	2.907%	1,579	1,595	1,451
HVMLT_2004-6	8/19/2034	3.052%	1,452	1,441	1,353
HVML_2004-4	6/19/2034	1.364%	160	159	127
INDX_05-AR1	3/25/2035	2.642%	100	100	84
INDYMAC INDX MORTGAGE LOAN TRUST	5/25/2035	2.587%	5,174	5,201	3,483
JEFFERIES & CO JMAC_09-R12	2/26/2035	2.807%	13,336	12,974	13,266	(d)
JEFFERIES & CO JMAC_09-R12	1/26/2035	2.745%	5,999	5,830	5,995	(d)
JMAC_09-R11	10/26/2035	5.272%	192	191	192	(d)
JMAC_09-R3	12/26/2035	5.057%	8,387	7,681	8,375	(d)
JMAC_10-R8	2/26/2047	0.439%	2,442	2,396	2,380	(d)
JP MORGAN REREMIC JPMRR_10-5	8/26/2036	2.756%	3,194	3,207	3,197	(d)
JPMRR_09-12	7/26/2037	5.778%	2,783	2,885	2,898	(d)
JPMRR_10-1	2/26/2037	6.000%	4,754	4,857	4,913	(d)
JPMRR_11-2	3/26/2036	3.000%	8,872	8,736	8,809	(d)
LUMINENT MORTGAGE TRUST LUM_06	10/25/2046	0.485%	3,622	1,346	915
LUMINENT MORTGAGE TRUST LUM_07	1/25/2037	0.435%	3,013	1,318	448
MARM_05-1	2/25/2035	2.740%	3,469	3,514	2,315
MERRILL LYNCH MOR INVEST INC M	8/25/2033	2.590%	3,691	3,684	3,524
MLCC_2004-1	12/25/2034	2.351%	1,236	1,239	1,195
MLMI_05-A1	12/25/2034	2.551%	2,596	2,603	2,467
MLMI_05-A2	2/25/2035	2.530%	4,983	4,984	4,436
MSM_2004-10AR	11/25/2034	2.931%	651	658	567
MSM_2004-10AR	11/25/2034	2.811%	2,533	2,569	2,263
MSM_2004-6AR	8/25/2034	2.897%	4,834	2,953	1,756
MSRR_10-R5	7/26/2036	0.405%	5,893	5,784	5,721	(d)
MSRR_10-R5	5/26/2037	0.469%	6,034	5,959	5,880	(d)
MSRR_10-R6	9/26/2036	0.609%	7,027	6,856	6,665	(d)
OPMAC_05-1	2/25/2035	0.545%	1,530	1,467	1,434
RALI_04-QR1	10/25/2034	5.250%	1,199	1,199	1,200
RALI_04-QS5	4/25/2034	4.750%	1,301	1,297	1,287
RALI_05-QA2	2/25/2035	3.234%	5,472	5,097	3,574
RALI_07-Q	2/25/2047	0.435%	8,640	2,586	1,619
RBSSP-12-2	5/26/2047	0.375%	7,705	7,561	7,563	(d)
RBSSP_09-8	5/21/2035	1.151%	15,662	13,990	13,790	(d)
RBSSP_12-5	2/26/2047	0.405%	14,250	13,609	13,609	(d)
RFMSI_03-QS2	2/25/2033	4.500%	1,282	1,273	1,275
RFMSI_05-SA2	6/25/2035	3.159%	8,155	8,173	7,631
SASC_2003-24A	7/25/2033	5.562%	504	512	487
STRUCTURED ADJUSTABLE RATE MORT	3/25/2034	2.852%	5,487	4,788	1,834
WAMU_03-AR6	6/25/2033	2.446%	3,868	3,858	3,860
WAMU_04-AR10	7/25/2044	0.690%	1,670	1,676	1,258
WAMU_05-AR3	3/25/2035	2.483%	4,976	4,995	4,511
WASHINGTON MUTUAL WAMU_05-AR10	9/25/2035	2.476%	10,000	9,999	7,809

WASHINGTON MUTUAL WAMU_05-AR4	4/25/2035	2.524%	10,000	9,969	8,145
WFMBS_03-14	12/25/2018	4.750%	2,437	2,357	2,495
WFMBS_03-16	12/25/2018	4.750%	3,394	3,244	3,458
WFMBS_03-M	12/25/2033	4.694%	3,965	4,093	3,986
WFMBS_04-0	8/25/2034	4.910%	1,704	1,689	1,729
WFMBS_04-CC	1/25/2035	2.610%	2,257	2,265	2,159
WFMBS_04-DD	1/25/2035	2.616%	5,761	5,760	5,093
WFMBS_04-I	7/25/2034	2.714%	5,558	5,568	5,436
WFMBS_04-K	7/25/2034	4.718%	10,265	10,628	10,311
WFMBS_04-P	9/25/2034	2.661%	6,154	5,803	1,604
WFMBS_04-Q	9/25/2034	2.620%	9,263	9,403	9,114
WFMBS_04-W	11/25/2034	2.607%	16,323	16,361	16,117
WFMBS_05-AR12	6/25/2035	2.624%	8,166	7,704	7,900
WFMBS_05-AR2	3/25/2035	2.616%	1,617	1,623	1,487
WFMBS_05-AR2	3/25/2035	2.614%	4,235	4,203	4,008
Total Non-Agency Residential Mortgage Backed Securities			1,002,057	936,913	853,941

Total Residential Mortgage Backed Securities			1,317,754	1,258,471	1,187,425

Asset Backed Securities:
ABSHE_05-HE2	2/25/2035	0.914%	4,658	3,985	4,300
ACCR_05-4	12/25/2035	0.455%	1,162	1,158	1,155
AESOP_09-1A	10/20/2013	9.310%	6,667	6,753	6,765	(d)
CBASS_05-RP2	9/25/2035	6.090%	846	830	836	(d)
CENTEX HOME EQUITY CHECK_03-A	12/25/2031	4.250%	1,624	1,612	1,601
CFAB_03-2	8/25/2014	4.364%	4,866	4,925	4,908
CLI FUNDING LLC CLIF_06-1	8/18/2021	0.423%	5,672	4,412	5,369	(d)
CLIF_11-2	10/18/2026	4.940%	8,404	8,401	8,739	(d)
CMLTI_09-6	4/25/2037	0.315%	2,686	2,638	2,538	(d)
CMLTI_09-7	4/25/2037	0.345%	2,002	1,986	1,983	(d)
COLLE_02-2	3/1/2042	0.153%	10,000	8,054	8,800	(d)
COMET_06-A5	1/15/2016	0.302%	30,000	29,093	29,985
CRNN_11-1A	11/18/2026	4.940%	4,708	4,707	4,857	(d)
CWHEL_04-K	2/15/2034	0.542%	537	468	341
CWL_05-4	10/25/2035	0.705%	8,468	8,285	8,244
DCENT_07-A2	6/15/2015	0.808%	16,010	15,668	16,033
DCMT_05-4	6/16/2015	0.332%	15,000	14,643	15,001
EQUITY ONE EQABS_2004-3	7/25/2034	5.100%	4,734	4,786	4,566
FMIC_04-3	8/25/2034	2.090%	4,927	4,460	4,359
FORDO_09-B	7/15/2014	4.500%	9,913	9,913	10,101
FREMONT HOME LOAN TRUST FHLT_0	6/25/2035	0.725%	1,833	1,798	1,780
GALC_09-1	12/15/2013	3.190%	7,551	7,596	7,631	(d)
GALC_11-1	4/15/2016	2.340%	9,000	9,000	9,176	(d)
GTP_11-1	6/15/2041	3.967%	7,000	7,000	7,237	(d)
HENDR_10-3A	12/15/2048	3.820%	2,442	2,445	2,488	(d)
LRF_10-4	8/20/2018	1.700%	589	587	587	(d)
LRF_11-1	12/20/2018	1.700%	3,039	3,001	3,001	(d)
NEF_04-2	7/28/2018	0.636%	10,000	9,800	9,726
OOMLT_07-HL1	2/25/2038	0.365%	1,266	1,249	1,244
RAMC_05-3	11/25/2035	4.814%	3,190	3,183	2,969
RAMP_06-EFC1	2/25/2036	0.445%	1,087	1,054	1,048
RASC_03-K10	12/25/2033	4.540%	2,840	2,871	2,860
RASC_05-KS12	1/25/2036	0.495%	2,923	2,822	2,815
RCFC_11-1A	2/25/2016	2.510%	2,500	2,500	2,547	(d)
RESTRUCTURED ASSET SECURITIES	12/15/2030	4.000%	1,586	1,581	1,578	(d)
RFMSI_04-KS9	10/25/2034	4.620%	6,330	5,794	4,885
SBAC_10-1	4/15/2040	4.254%	5,000	5,165	5,224	(d)
SBAP_02-20J	10/1/2022	4.750%	1,668	1,689	1,836
SBAP_03-10F	11/1/2013	3.900%	413	414	419
SBAP_04-10A	1/1/2014	3.870%	757	759	768
SBAP_05-10D	7/1/2015	4.510%	954	953	987
SDART_11-2	2/16/2015	1.290%	5,000	5,000	5,026
SDART_11-S1	5/15/2017	1.480%	5,090	5,089	5,092	(d)
SDART_12-1	10/15/2015	1.490%	10,000	10,000	10,115
SLMA_03-A	9/15/2020	0.908%	6,295	5,407	6,117
SLMA_05-A	12/15/2020	0.608%	7,043	6,026	6,946

SLMA_05-B	3/15/2023	0.648%	13,527	11,930	13,014
SLMA_06-3	7/25/2019	0.546%	11,234	10,953	11,124
SLMA_11-2	11/25/2027	0.845%	4,498	4,490	4,505
SLMA_12-B	10/15/2030	3.480%	5,000	5,098	5,058	(d)
SMAT_11-2USA	4/14/2017	2.310%	3,000	2,999	3,044	(d)
SMAT_11-4USA	8/14/2017	2.280%	5,000	5,000	5,072	(d)
SMAT_12	10/14/2016	1.590%	9,500	9,500	9,511	(d)
SRFC_11-1A	4/20/2026	3.350%	4,300	4,299	4,348	(d)
SRFC_12-1A	11/20/2028	2.840%	5,208	5,207	5,240	(d)
SVHE_06-EQ1	10/25/2036	0.349%	406	405	403
TAL ADVANTAGE LLC TAL_10-2	10/20/2025	4.300%	8,333	8,333	8,657	(d)
TCF_12-1A	5/14/2027	4.210%	4,958	4,958	4,978	(d)
UHAUL_07-BT1	2/25/2020	5.559%	8,763	9,032	8,985	(d)
UHAUL_10-BT1A	10/25/2023	4.899%	10,358	10,358	10,843	(d)
Total Asset Backed Securities			342,365	332,122	339,365

Commercial Mortgage Backed Securities
Agency CMBS:
FNMA	1/1/2019	6.075%	2,356	2,376	2,468
FMGT_03-T5	3/25/2013	4.055%	844	844	852
FNMA_06-M2	10/25/2032	5.271%	11,943	12,696	13,564
GNMA_04-10	7/16/2031	4.043%	2,821	2,813	2,879
GNMA_10-16	1/16/2040	3.214%	7,676	7,746	8,054
GNMA_10-161	5/16/2035	2.110%	4,561	4,621	4,639
GNMA_10-65	11/16/2028	2.017%	8,075	8,073	8,097
GNMA_11-165	10/16/2037	2.194%	24,714	25,077	25,458
GNMA_2004-23	9/16/2027	3.629%	4,036	4,031	4,142
Total Agency CMBS			67,026	68,277	70,153

Non Agency CMBS:
BACM_05-1	11/10/2042	5.342%	10,000	10,573	10,932
BSCMS_05-PW10	12/11/2040	5.382%	7,047	7,337	7,241
BSCMS_05-PWR7	2/11/2041	4.945%	1,946	1,943	1,948
CD_05-C1	7/15/2044	5.394%	10,277	10,712	10,675
CFCRE_11-C2	12/15/2047	3.061%	23,000	23,640	23,902
CGCMT_05-EMG	9/20/2051	4.518%	7,803	7,845	7,927	(d)
COMM_11-THL	6/9/2028	3.376%	18,426	18,703	18,772	(d)
CSFBMSC_03-C3	5/15/2038	3.936%	5,797	5,766	5,884
CSFBMSC_04-C2	5/15/2036	3.819%	8,793	8,794	8,897
DBUBS_11-LC1A	11/10/2046	3.742%	15,505	15,814	16,609	(d)
DBUBS_11-LC2A	7/10/2044	3.527%	4,601	4,642	4,917	(d)
ESA_10-ESHA	11/5/2027	2.951%	25,853	25,740	26,100	(d)
GCCFC_05-GG5	4/10/2037	5.117%	9,369	9,364	9,404
GCCFC_07-GG11	12/10/2049	5.358%	1,193	1,191	1,195
GCCFC_07-GG9	3/10/2039	5.381%	9,838	9,961	10,066
GECMC_05-C3	7/10/2045	5.046%	538	538	539
GECMC_05-C3	7/10/2045	4.940%	62	64	64
GFCM_03-1	5/12/2035	5.254%	2,653	2,571	2,824	(d)
GMACC_03-C2	5/10/2040	5.640%	7,000	7,000	7,279
GSMS_05-GG4	7/10/2039	4.680%	2,274	2,246	2,290
GSMS_07-EOP	3/6/2020	1.103%	11,116	10,915	11,042	(d)
GSMS_10-C2	12/10/2043	3.849%	9,631	9,712	10,358	(d)
GSMS_11-ALF	2/10/2021	2.716%	25,492	25,530	25,902	(d)
GSMS_11-GC5	8/10/2044	2.999%	12,500	12,605	13,175
JPMCC-07-CB19	2/12/2049	5.907%	3,557	3,700	3,856
JPMCCMSC_03-CIBC6	7/12/2037	4.393%	994	992	998
JPMCC_03-CB7	1/12/2038	4.879%	9,301	9,536	9,646
JPMCC_05-LDP1	3/15/2046	4.853%	4,289	4,304	4,441
JPMCC_05-LDP5	12/15/2044	5.198%	7,230	7,270	7,262
JPMCC_07-CB20	2/12/2051	5.629%	7,509	7,542	7,543
JPMCC_10-C2	11/15/2043	2.749%	9,056	9,122	9,362	(d)
JPMCC_10-CNTR	8/5/2032	3.300%	10,822	10,909	11,265	(d)
JPMCC_11-C5	8/15/2046	3.149%	5,000	5,045	5,280
JPMCC_11-PLSD	11/13/2044	3.364%	7,195	7,242	7,658	(d)
JPMCMFC_03-LN1	10/15/2037	4.134%	1,312	1,298	1,329
LBUBS_05-C7	11/15/2030	5.103%	2,389	2,377	2,406
MLMT_05-CIP1	7/12/2038	4.960%	3,030	2,957	3,075
MSC_07-HQ13	12/15/2044	5.357%	1,535	1,531	1,532

MSC_11-C1	9/15/2047	2.602%	9,599	9,663	9,826	(d)
MSC_11-C3	7/15/2049	3.224%	4,000	4,033	4,264
PCMT_03-PWR1	2/11/2036	3.669%	1,178	1,175	1,183
UBSC_11-C1	1/10/2045	3.187%	9,000	9,125	9,475
WBCMT_05-C17	3/15/2042	5.037%	4,205	4,239	4,301
WFDB_2011-BXR	7/5/2024	3.662%	2,500	2,500	2,574	(d)
Total Non Agency CMBS:			334,415	337,766	345,218
Total Commercial Mortgage Backed			401,441	406,043	415,371

Total Mortgage Backed Securities			2,061,560	1,996,636	1,942,161

Corporate Debt Securities
AEROSPACE
Northrop Grumman Corp	11/15/2015	1.850%	2,906	2,945	2,946
Total AEROSPACE			2,906	2,945	2,946

BANKING
WASHINGTON MUTUAL BANK HENDERS	6/15/2011	0.000%	1,500	—	3	(e)
Total Banking			1,500	—	3

BUILDING PRODUCTS
KB Home	1/15/2015	5.875%	2,035	2,031	2,015
Total Building Products			2,035	2,031	2,015

CABLE
COMCAST HOLDINGS CORP	7/15/2012	10.625%	2,250	2,256	2,256
ROGERS CABLE SYSTEMS	6/15/2013	6.250%	1,500	1,503	1,576
Rogers Communications Inc	3/1/2014	6.375%	8,800	9,283	9,584
Total Cable			12,550	13,042	13,416

CHEMICALS
Dow Chemical Co/The	5/15/2014	7.600%	8,950	9,629	9,963
Eastman Chemical Co	6/1/2017	2.400%	8,425	8,488	8,514
Total Chemicals			17,375	18,117	18,477

CONSUM PROD/TOBACCO
Beam Inc	6/15/2014	6.375%	1,730	1,893	1,895
Total CONSUM PROD/TOBACCO			1,730	1,893	1,895

ELCTNC/INFO/DATATECH
Moog Inc	1/15/2015	6.250%	1,500	1,501	1,517
Total ELCTNC/INFO/DATATECH			1,500	1,501	1,517

ELECT. GAS & OTHER
APPALACHIAN POWER	2/1/2015	4.950%	10,565	11,383	11,369
APPALACHIAN POWER	5/24/2015	3.400%	15,000	15,174	15,755
ARIZONA PUB SERVICE	6/30/2014	5.800%	1,250	1,331	1,362
CENTERPOINT ENERGY HOUSTON ELE	3/1/2014	7.000%	10,858	11,773	11,912
CENTERPOINT ENERGY RESOURCES C	1/15/2014	5.950%	8,250	8,691	8,820
COLORADO INTERSTATE GAS CO	3/15/2015	5.950%	833	891	883
COLORADO INTERSTATE GAS CO	11/15/2015	6.800%	18,926	20,730	21,828
CONSOLIDATED NAT GAS CO	3/1/2014	5.000%	9,475	9,970	10,053
CONSUMERS ENERGY COMPANY	10/15/2015	2.600%	10,000	10,206	10,180	(d)
CONSUMERS ENERGY COMPANY	2/15/2014	6.000%	2,855	3,048	3,083
CONSUMERS ENERGY COMPANY	3/15/2015	5.000%	1,000	1,065	1,103
DAYTON POWER AND LIGHT COMPANY	10/1/2013	5.125%	5,000	5,223	5,255
DTE Energy Co	6/1/2016	6.350%	1,260	1,458	1,464
DTE Energy Co	5/15/2014	7.625%	8,100	9,003	9,036
Duke Energy Corp	4/1/2015	3.350%	7,000	7,200	7,394
KINDER MORGAN ENERGY PARTNERS	2/15/2015	5.625%	17,605	19,243	19,370
METROPOLITAN EDISON	3/15/2013	4.950%	5,000	5,095	5,127
METROPOLITAN EDISON	4/1/2014	4.875%	5,000	5,278	5,268
NEVADA POWER COMPANY	3/15/2016	5.950%	4,000	4,571	4,580
NISOURCE FINANCE CORPORATION	3/1/2013	6.150%	2,273	2,320	2,350
NISOURCE FINANCE CORPORATION	7/15/2014	5.400%	10,000	10,372	10,766
NORTHWEST PIPELINE	6/15/2016	7.000%	4,280	4,937	5,039

OHIO POWER CO	1/15/2014	4.850%	6,780	7,081	7,148
ONCOR ELECTRIC DELIVERY CO	1/15/2015	6.375%	5,210	5,759	5,762
PSEG POWER	4/1/2014	5.000%	9,900	10,340	10,516
Pacific Gas & Electric Co	3/1/2014	4.800%	4,400	4,639	4,680
TRANS CONTINENTAL GAS PIPELINE	4/15/2016	6.400%	649	737	749
TRANSALTA CORPORATION	1/15/2015	4.750%	3,600	3,800	3,756
Total Electric, Gas & Other			189,069	201,318	204,608

ENERGY
Anadarko Petroleum Corp	9/15/2016	5.950%	5,000	5,374	5,674
Chesapeake Energy Corp	8/15/2017	6.500%	210	209	209
ENCANA HOLDINGS FINANCE CORP.	5/1/2014	5.800%	1,109	1,186	1,194
ENTERPRISE PRODUCTS OPERATING	10/15/2014	5.600%	4,000	4,313	4,384
MIDCONTINENT EXPRESS PIPELINE	9/15/2014	5.450%	11,100	11,804	11,125	(d)
PLAINS ALL AMERICAN PIPELINE L	12/15/2013	5.625%	4,400	4,628	4,685
PLAINS ALL AMERICAN PIPELINE L	9/15/2015	3.950%	5,000	5,266	5,356
WEATHERFORD INTERNATIONAL LTD	3/15/2013	5.150%	242	244	249
XTO Energy Inc	2/1/2014	4.900%	1,000	999	1,069
Total Energy			32,061	34,023	33,945

FINANCE
SUNGARD DATA	1/15/2014	4.875%	370	360	381
WOODSIDE FINANCE	11/10/2014	4.500%	20,758	21,161	21,970	(d)
Total Finance			21,128	21,521	22,351

FOOD AND DRUG
Kroger Co/The	10/1/2015	3.900%	4,000	4,230	4,315
Total Food and Drug			4,000	4,230	4,315

FOOD PROC/BEV/BOTTLG
BACARDI LIMITED	4/1/2014	7.450%	7,350	8,138	8,114	(d)
DIAGEO CAPITAL PLC	1/15/2014	7.375%	13,503	14,596	14,856
DIAGEO CAPITAL PLC	5/11/2017	1.500%	13,235	13,178	13,284
General Mills Inc	5/16/2014	1.550%	10,000	10,000	10,145
Total Food Processing/Beverages/Bottling			44,088	45,912	46,399

HEALTHCARE
AmerisourceBergen Corp	9/15/2015	5.875%	9,434	10,465	10,715
Cardinal Health Inc	6/15/2015	4.000%	3,660	3,877	3,928
ESSILOR INTERNATIONALE	3/15/2017	2.650%	7,500	7,500	7,551	(d)
Express Scripts Holding Co	5/15/2016	3.125%	5,000	5,056	5,206
McKesson Corp	2/15/2014	6.500%	1,055	1,119	1,150
WellPoint Inc	8/1/2012	6.800%	3,700	3,705	3,717
WellPoint Inc	1/15/2016	5.250%	3,370	3,702	3,763
Total Healthcare			33,719	35,424	36,030

INDUSTRIAL OTHER
GIBRALTAR INDUSTRIES	12/1/2015	8.000%	250	250	256
Total Industrial Other			250	250	256

MEDIA
BSKYB FINANCE UK PLC	10/15/2015	5.625%	5,645	6,170	6,319	(d)
REED ELSEVIER CAPITAL	1/15/2014	7.750%	19,000	20,338	20,767
TCM SUB LLC	1/15/2015	3.550%	32,561	33,133	34,371	(d)
Total Media			57,206	59,641	61,457

METALS/MINING
INTERNATIONAL STEEL GROUP	4/15/2014	6.500%	15,530	16,453	16,470
ALERIS INTERNATIONAL INC	6/1/2020	6.000%	4	4	4
Total Metals/Mining			15,534	16,457	16,474

PUBLISHING
Thomson Reuters Corp	10/1/2014	5.700%	5,000	5,444	5,499
Total PUBLISHING			5,000	5,444	5,499

RAILROADS
CSX Corp	4/1/2015	6.250%	1,099	1,230	1,252
UNION PACIFIC RAILROAD COMPANY	7/1/2012	3.860%	778	778	779	(d)
Total Railroads			1,877	2,008	2,031

RETAIL-STORES
Best Buy Co Inc	3/15/2016	3.750%	10,000	9,830	9,763
CONVENIENCE RETAILERS LLC	11/22/2016	2.750%	10,500	10,500	10,719	(d)
Total Retail - Stores			20,500	20,330	20,482

SERVICES OTHER
Waste Management Inc	3/11/2015	6.375%	1,040	1,167	1,169
Waste Management Inc	9/1/2016	2.600%	8,280	8,316	8,497
Total Services Other			9,320	9,483	9,666

TELECOMMUNICATIONS
DEUTSCHE TELEKOM INTERNATIONAL	4/11/2016	3.125%	10,000	10,204	10,343	(d)
France Telecom SA	9/14/2016	2.750%	7,500	7,469	7,643
QWEST CORP	6/15/2015	7.625%	510	512	581
TELEFONICA EMISIONES SAU	4/27/2015	3.729%	4,500	4,496	4,097
Vodafone Group PLC	1/30/2015	5.375%	24,066	25,513	26,629
Vodafone Group PLC	12/16/2013	5.000%	10,000	10,339	10,601
Total Telecommunications			56,576	58,533	59,894

TRANSPORTATION-OTHER
Wabtec Corp/DE	7/31/2013	6.875%	1,360	1,363	1,421
Total Transportation			1,360	1,363	1,421
Total - Corporate Debt Securities			531,284	555,466	565,097

Total - Fixed Maturities			2,594,904	2,554,178	2,509,417

COMMON STOCK
Corporated - Chemicals
LyondellBasell Industries NV		0.000%	16	82	652
Total - Corporate Chemicals			16	82	652
Corporate - Finance
NPF XII INC - ABS		0.000%	10,000	—	—
Total - Corporate - Finance			10,000	—	—
Corporate - Industrial
AFFINITY GAMING LLC (HERBST)		0.000%	9	86	99	(d)
Contech Engineered Solutions L		0.000%	13	296	340
Cumulus Media Inc		0.000%	22	69	68
MARK IV INDUSTRIES		0.000%	10	115	338
MEDIANEWS GROUP INC		0.000%	3	41	40
MGM HOLDINGS II INC		0.000%	37	715	935
SuperMedia Inc		0.000%	2	—	4
TROPICANA ENTERTAINMENT LLC		0.000%	4	—	60
Total - Corporate - Industrial			100	1,322	1,884
Corporate - Telecommunications
Hawaiian Telcom Holdco Inc		0.000%	3	50	65
Total - Corporate - Telecommunications			3	50	65
Corporate - Metals/Mining
Aleris International Inc		0.000%	5	172	247
Total - Metals/Mining			5	172	247
Total - COMMON STOCK			10,124	1,626	2,848

CDOs:
MERRILL LYNCH ELLIOT & PAGE XIV SER 98-E		0.000%	11,000	—	—	(d)(e)
TOTAL CDOs			11,000	—	—

TOTAL AVAILABLE FOR SALE INVESTMENTS			2,616,028	2,555,804	2,512,265

SYNDICATED LOANS
AIRLINES
UNITED AIR LINES INC	2/1/2014	2.250%	487	487	470
US Airways Group Inc	3/21/2014	2.745%	525	525	500
Total Airlines			1,012	1,012	970

BUILDING PRODUCTS
Contech Engineered Solutions L	2/7/2017	10.000%	181	181	180
Total Building Products			181	181	180

CABLE
CHARTER COMMUNICATIONS OPERATI	9/6/2016	3.720%	1,376	1,350	1,364
CSC HOLDINGS INC	3/29/2016	1.989%	1,704	1,696	1,687
LodgeNet Interactive Corp	4/4/2014	6.500%	323	323	252
MEDIACOM LLC	1/31/2015	1.970%	1,241	1,221	1,190
UPC BROADBAND HOLDING BV	12/30/2016	3.739%	145	145	143
UPC BROADBAND HOLDING BV	12/31/2017	3.739%	1,102	1,082	1,072
Total Cable			5,891	5,817	5,708

CHEMICALS
BERRY PLASTICS (BPC HOLDINGS)	4/3/2015	2.240%	2,275	2,196	2,190
CELANESE HOLDINGS LLC	10/31/2016	3.218%	1,130	1,124	1,132
HUNTSMAN INTERNATIONAL LLC	4/19/2017	2.846%	1,192	1,187	1,166
HUNTSMAN INTERNATIONAL LLC	4/19/2017	3.347%	441	436	432
MACDERMID INC	4/12/2014	2.239%	818	798	806
MOMENTIVE SPECIALTY CHEMICALS	5/5/2015	4.000%	400	400	385
MOMENTIVE SPECIALTY CHEMICALS	5/5/2015	4.249%	380	369	361
MOMENTIVE SPECIALTY CHEMICALS	5/5/2015	4.250%	181	181	174
PQ CORP	7/30/2014	3.989%	1,775	1,739	1,714
Total Chemicals			8,592	8,430	8,360

ELCTNC/INFO/DATATECH
Acxiom Corp	3/15/2015	3.441%	123	123	122
Freescale Semiconductor Ltd	12/1/2016	4.489%	1,499	1,461	1,416
SABRE INC	9/30/2017	5.989%	285	285	274
Total Electronic/Infor/Datatech			1,907	1,869	1,812

ELECT. GAS & OTHER
TXU (ENERGY FUTURE HLDGS)	10/10/2014	3.741%	1,868	1,830	1,169
Total Electric, Gas & Other			1,868	1,830	1,169

FINANCE - OTHER
CENGAGE LEARNING (THOMSON)	7/3/2014	2.490%	239	238	221
MILLENIUM CHEMICALS	5/15/2014	2.720%	228	228	227
NUVEEN INVESTMENTS INC	5/13/2017	5.968%	468	464	460
NUVEEN INVESTMENTS INC	5/13/2017	5.968%	400	391	395
REVOLUTION STUDIOS	12/21/2012	2.740%	206	206	180
SURGICAL CARE AFFILIATES INC	12/29/2014	2.470%	143	143	139
TRIBUNE CO	6/4/2014	0.000%	790	787	523	(e)
TRIBUNE CO	9/29/2014	0.000%	319	319	209	(e)
ZUFFA LLC	6/19/2015	2.250%	191	191	185
Total Finance Other			2,984	2,967	2,539

FOOD & Drug
Rite Aid Corp	6/4/2014	1.994%	733	733	712
SUPERVALU Inc	10/5/2015	3.489%	1,571	1,571	1,554
Total Food & Drug			2,304	2,304	2,266

FOOD PROC/BEV/BOTTLG
Dean Foods Co	4/2/2016	3.240%	2,959	2,892	2,907
Total Food Processing/Beverages/Bottling			2,959	2,892	2,907

GAMING
VENETIAN CASINO RESORT LLC	11/23/2016	2.850%	458	440	444
VENETIAN CASINO RESORT LLC	11/23/2016	2.850%	111	107	108
Total Gaming			569	547	552

HEALTHCARE
BIOMET	3/25/2015	3.374%	287	287	283
HCA Inc	5/1/2018	3.489%	1,184	1,181	1,148
Total Healthcare			1,471	1,468	1,431

LEISURE
AMF BOWLING WORLDWIDE	6/7/2013	3.239%	242	242	224
Total Leisure			242	242	224

MEDIA
CINEMARK USA INC	4/30/2016	3.560%	1,429	1,416	1,421
Dex One Corp	10/24/2014	9.000%	369	155	162
EMMIS OPERATING COMPANY	11/1/2013	4.473%	120	120	117
Gray Television Inc	12/31/2014	3.740%	499	498	493
NATIONAL CINEMEDIA LLC	2/13/2015	1.970%	613	602	611
QUEBECOR MEDIA INC	1/17/2013	2.467%	294	294	293
SuperMedia Inc	12/31/2015	11.000%	259	134	147
UNIVISION COMMUNICATIONS INC	3/31/2017	4.489%	415	374	393
YELL FINANCE B.V.	7/31/2014	3.989%	1,334	1,318	368
Total Media			5,332	4,911	4,005

PHARMACEUTICALS
CATALENT PHARMA SOLUTIONS INC	9/15/2016	4.239%	693	683	686
Total PHARMACEUTICALS			693	683	686

PUBLISHING
ADVANSTAR COMMUNICATIONS	6/2/2014	2.720%	595	458	458
GateHouse Media Inc	8/28/2014	2.240%	1,477	1,478	465
MEDIANEWS GROUP INC	3/19/2014	8.500%	28	27	27
PENTON MEDIA INC	8/1/2014	5.000%	145	110	110
Total Publishing			2,245	2,073	1,060

RESTAURANTS
OSI RESTAURANT PARTNERS INC	6/14/2013	0.061%	20	20	19
OSI RESTAURANT PARTNERS INC	6/14/2014	2.563%	197	197	194
Total Restaurants			217	217	213

RETAIL-STORES
MICHAELS STORES INC	7/31/2016	5.000%	437	437	436
Pep Boys-Manny Moe & Jack/The	10/27/2013	2.470%	546	545	544
Total Retail Stores			983	982	980

SERVICES-OTHER
ALIX PARTNERS	10/12/2013	2.220%	1,146	1,140	1,130
ARAMARK CORP	7/26/2016	3.495%	49	49	49
ARAMARK CORP	7/26/2016	3.489%	745	741	739
ARAMARK CORP	7/26/2016	3.495%	27	27	27
ARAMARK CORP	7/26/2016	3.650%	338	333	335
NIELSEN FINANCE LLC	8/9/2013	2.241%	4	4	4
NIELSEN FINANCE LLC	5/2/2016	3.991%	983	981	979
NIELSEN FINANCE LLC	5/2/2016	3.491%	435	430	432
Weight Watchers International	6/30/2016	2.750%	197	195	193
Weight Watchers International	2/24/2019	3.750%	1,032	1,029	1,009
Total Services - Other			4,956	4,929	4,897

TELECOMMUNICATIONS
TW TELECOM (TIME WARNER)	12/30/2016	3.490%	1,408	1,400	1,403
Windstream Corp	12/17/2015	3.162%	238	238	237
Total Telecommunications			1,646	1,638	1,640

Total - Syndicated Loans			46,052	44,992	41,599

Allowance for Loan Losses			(3,234)	(3,234)	—
Total - Syndicated Loans, Net			42,818	41,758	41,599

TOTAL Investments in Securities of Unaffiliated Issuers			2,799,072	2,737,775	2,694,077

NOTES:

(a) Cash equivalents are highly liquid investments with original maturities of 90 days or less per Note 1 to the financial statements. See Notes 1, 3 and 5 to the financial statements regarding determination of cost and fair values. For syndicated loans see Notes 1 and 4 to the financial statements regarding determination of cost and fair values. All available for sale securities are carried at fair value on the balance sheet.

(b) All cash equivalents and available for sale investments are carried at fair value. In the absence of market quotations, securities are valued by Ameriprise Certificate Company at fair value. All syndicated loans are carried at amortized cost, less allowance for loan losses on the balance sheet.

(c)  Aggregate cost of cash equivalents in investments in securities of unaffiliated issuers for federal income tax was $142.1 million. Available for sale investments in securities of unaffiliated issuers for federal income tax purposes was $2.6 billion. Aggregate cost of syndicated loan investments in securities of unaffiliated issuers for federal Income tax purposes was $45.6 million.

(d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold.

(e) Non-Income producing securities.